First Quarter Report
July 31, 2023 (Unaudited)
Columbia Short Duration Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 7.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Minnesota 0.4%
City of Minneapolis(a),(b)
Revenue Bonds
Fairview Health Services
Series 2018 (Wells Fargo Bank NA)
11/15/2048	4.450%	1,800,000	1,800,000
New York 4.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	4.650%	2,400,000	2,400,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.650%	4,000,000	4,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	4.650%	3,225,000	3,225,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	4.650%	4,500,000	4,500,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.650%	4,175,000	4,175,000
06/15/2050	4.650%	1,000,000	1,000,000
Total			19,300,000
Utah 2.7%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	4.550%	2,850,000	2,850,000
Series 2005B (JPMorgan Chase Bank)
05/15/2037	4.550%	9,525,000	9,525,000
Total			12,375,000
Total Floating Rate Notes (Cost $33,475,000)			33,475,000

Municipal Bonds 88.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2022D1 (Mandatory Put 06/01/27)
07/01/2052	4.000%	3,000,000	2,988,546
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	2,000,000	1,990,812
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	4.387%	1,000,000	999,480
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,091,212
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	600,000	595,310
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #2
Series 2021B
06/01/2026	4.000%	1,265,000	1,265,777
Total			8,931,137
Alaska 0.4%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2024	5.000%	1,800,000	1,816,692
Arizona 2.3%
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,457,180
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	5,000,000	5,136,106
2	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,028,500
Coconino County Pollution Control Corp.
Refunding Revenue Bonds
Nevada Power Co.
Series 2023 (Mandatory Put 03/31/26)
09/01/2032	4.125%	500,000	501,824
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	4.550%	1,325,000	1,321,264
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Palo Verde Project
Series 2021 (Mandatory Put 10/01/26)
06/01/2043	0.875%	1,000,000	885,324
Total			10,330,198
California 3.4%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019
09/01/2028	5.000%	1,000,000	1,076,697
Bay Area Toll Authority(c)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	5.080%	500,000	500,311
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2025	4.000%	400,000	400,165
10/15/2026	4.000%	415,000	416,204
California Public Finance Authority(e)
Revenue Bonds
Enso Village Project - TEMPS 50
Series 2021
11/15/2027	2.125%	3,000,000	2,917,898
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2025	5.000%	500,000	509,679
08/01/2026	5.000%	600,000	619,564
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corona-Norco Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,745,162
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,000,000	1,922,148
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Second Series 2023A
05/01/2028	5.000%	5,000,000	5,333,642
Total			15,441,470
Colorado 2.4%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,034,621
Revenue Bonds
Series 2022A
11/15/2028	5.000%	5,000,000	5,378,088
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health Services
Series 2019B (Mandatory Put 08/01/25)
08/01/2049	5.000%	1,000,000	1,017,351
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,586,877
E-470 Public Highway Authority(c)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.901%	1,000,000	996,965
Total			11,013,902
Connecticut 1.1%
City of New Haven
Unlimited General Obligation Bonds
Series 2019A (AGM)
08/01/2024	5.000%	1,000,000	1,013,088
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2021
11/15/2023	0.400%	300,000	297,374

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut
Unlimited General Obligation Bonds
Series 2022F
11/15/2026	5.000%	3,000,000	3,191,110
State of Connecticut Special Tax
Revenue Bonds
Series 2022A
07/01/2027	5.000%	500,000	539,158
Total			5,040,730
District of Columbia 2.3%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,752,897
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	1,450,000	1,482,618
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2014A
10/01/2025	5.000%	1,725,000	1,740,523
Series 2018A
10/01/2027	5.000%	2,385,000	2,528,643
Series 2020A
10/01/2025	5.000%	3,000,000	3,081,834
Total			10,586,515
Florida 3.3%
City of Jacksonville
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	700,000	726,636
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021
01/01/2027	1.450%	2,000,000	1,788,964
County of Lee Airport(d)
Refunding Revenue Bonds
Series 2021A
10/01/2028	5.000%	2,035,000	2,167,045
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,744,124
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,232,277
Florida Development Finance Corp.(e)
Revenue Bonds
Mayflower Retirement Community Center - TEMPS 50
Series 2021
06/01/2026	1.750%	220,000	219,948
Greater Orlando Aviation Authority(d)
Revenue Bonds
Series 2019A
10/01/2025	5.000%	2,000,000	2,054,556
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Series 2022S
10/01/2026	5.000%	3,250,000	3,393,031
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2024	4.000%	145,000	142,796
12/15/2025	4.000%	180,000	175,195
12/15/2026	4.000%	185,000	177,878
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	400,000	376,713
Total			15,199,163
Georgia 1.8%
City of Atlanta Department of Aviation(d)
Refunding Revenue Bonds
Series 2021C
07/01/2025	5.000%	1,000,000	1,024,839
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2022 (Mandatory Put 08/19/25)
12/01/2049	2.875%	750,000	726,782
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	1,250,000	1,235,914
Georgia State Road & Tollway Authority(e),(f)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	305,000	296,568

4	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Main Street Natural Gas, Inc.(c)
Revenue Bonds
Series 2018B (Mandatory Put 09/01/23)
0.7 x 1-month USD LIBOR + 0.750% 04/01/2048	4.237%	1,500,000	1,500,442
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2024	5.000%	1,250,000	1,255,650
Series 2021C
12/01/2027	4.000%	1,225,000	1,216,802
Series 2023C (Mandatory Put 09/01/30)
08/31/2053	5.000%	1,000,000	1,051,189
Total			8,308,186
Guam 0.5%
Guam Power Authority(g)
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	2,375,000	2,422,912
Illinois 9.6%
Chicago Board of Education
Refunding Unlimited General Obligation Bonds
Series 2017F
12/01/2024	5.000%	1,000,000	1,010,503
Chicago Midway International Airport(d)
Refunding Revenue Bonds
Junior 2nd Lien
Series 2014A
01/01/2030	5.000%	2,845,000	2,851,595
Chicago Park District
Refunding Limited General Obligation Bonds
Limited Tax
Series 2014C
01/01/2026	5.000%	1,865,000	1,873,661
City of Chicago
Refunding Unlimited General Obligation Bonds
Series 2015
01/01/2024	5.000%	2,090,000	2,099,276
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2024	5.000%	340,000	341,509
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2015
01/01/2024	5.000%	1,400,000	1,407,155
Series 2008 Escrowed to Maturity
01/01/2024	5.000%	800,000	805,210
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Joliet Waterworks & Sewerage
Revenue Bonds
Senior Lien
BAN Series 2022
01/01/2024	5.000%	1,380,000	1,384,390
Cook County Community College District No. 535 Oakton
Prerefunded 12/01/24 Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	200,000	202,013
Cook County School District No. 99 Cicero
Unlimited General Obligation Refunding Bonds
Series 2019
12/01/2023	5.000%	575,000	577,494
Illinois Development Finance Authority(f)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	2,010,000	1,876,056
Illinois Finance Authority
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,000,000	1,994,517
Lifespace Communities, Inc.
Series 2015
05/15/2024	5.000%	450,000	445,234
Illinois Finance Authority(b)
Refunding Revenue Bonds
OSF Healthcare System
Series 2020 (Mandatory Put 11/15/24)
05/15/2050	5.000%	4,250,000	4,284,612
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	4.680%	1,250,000	1,219,834
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	907,809
Series 2021C (FHA)
07/01/2026	0.800%	1,000,000	917,420
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2025	3.000%	2,000,000	1,963,505

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Illinois University
Refunding Revenue Bonds
Northern University of Illinois
Series 2020B (BAM)
04/01/2025	5.000%	400,000	407,874
Revenue Bonds
Board of Trustees
Series 2021 (BAM)
10/01/2026	5.000%	250,000	259,938
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2024	5.000%	3,000,000	3,033,813
State of Illinois
Unlimited General Obligation Bonds
Senior
Series 2014
05/01/2026	5.000%	2,000,000	2,017,099
Series 2020D
10/01/2024	5.000%	2,000,000	2,032,051
Series 2021A
03/01/2025	5.000%	500,000	510,994
03/01/2028	5.000%	2,500,000	2,674,066
Series 2023B
05/01/2028	5.000%	300,000	321,784
05/01/2032	5.000%	3,500,000	3,921,937
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2025	5.000%	2,400,000	2,452,770
Total			43,794,119
Indiana 2.5%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,000,000	1,027,640
City of Whiting(b),(d)
Revenue Bonds
BP Products North America, Inc. Project
Series 2017 (Mandatory Put 11/01/24)
11/01/2047	5.000%	5,000,000	5,065,416
Indiana Finance Authority(d)
Refunding Revenue Bonds
Fulcrum Centerpoint LLC Project
Series 2022 (Mandatory Put 11/15/23)
12/15/2046	4.500%	4,000,000	3,992,036
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indianapolis Local Public Improvement Bond Bank(d)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,082,593
Total			11,167,685
Iowa 0.1%
Iowa Student Loan Liquidity Corp.(d)
Refunding Revenue Bonds
Series 2019B
12/01/2023	5.000%	580,000	582,133
Kentucky 2.9%
City of Henderson(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	1,000,000	974,531
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	1,250,000	1,246,573
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	1,973,683
Kentucky Asset Liability Commission
Revenue Bonds
Project Notes - Federal Highway Trust Fund
Series 2015
09/01/2023	5.000%	500,000	500,611
Kentucky Interlocal School Transportation Association
Refunding Certificate of Participation
Series 2021
03/01/2025	1.250%	1,335,000	1,258,378
03/01/2026	1.250%	1,085,000	998,215
Kentucky Public Energy Authority
Revenue Bonds
Series 2018A (Mandatory Put 04/01/24)
04/01/2048	4.000%	2,780,000	2,778,114
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	1,355,000	1,351,919
Kentucky Public Energy Authority(c)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	4.607%	1,000,000	999,929

6	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville/Jefferson County Metropolitan Government
Unrefunded Revenue Bonds
Norton Healthcare, Inc.
Series 2020 (Mandatory Put 10/01/23)
10/01/2047	5.000%	1,125,000	1,127,879
Total			13,209,832
Louisiana 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,090,828
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	989,413
Total			2,080,241
Maryland 2.3%
Maryland Community Development Administration
Refunding Revenue Bonds
Social Bonds
Series 2021C
03/01/2029	1.550%	3,240,000	2,857,571
Revenue Bonds
Series 2021B
03/01/2027	0.900%	860,000	776,360
Maryland Economic Development Corp.(d)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,055,356
State of Maryland Department of Transportation
Refunding Revenue Bonds
Series 2022B
12/01/2027	5.000%	1,205,000	1,314,454
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	3,420,000	3,489,638
Total			10,493,379
Massachusetts 2.8%
Berkshire Regional Transit Authority
Revenue Notes
RAN Series 2023
07/25/2024	4.500%	3,500,000	3,519,303
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
10/01/2023	0.700%	470,000	466,638
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,048,887
Series 2019A
07/01/2024	5.000%	260,000	262,854
Massachusetts Educational Financing Authority(d)
Revenue Bonds
Senior Series 2020B
07/01/2026	5.000%	1,250,000	1,286,392
Senior Series 2022B
07/01/2025	5.000%	250,000	254,633
07/01/2029	5.000%	825,000	877,605
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainability Bonds
Series 2022-D3 (FHA)
12/01/2026	3.300%	1,000,000	993,270
Town of Orange
Limited General Obligation Notes
BAN Series 2022
08/24/2023	3.750%	4,000,000	4,000,094
Total			12,709,676
Michigan 1.9%
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,306,401
10/15/2027	1.100%	1,650,000	1,509,191
Michigan Finance Authority(h)
Refunding Revenue Bonds
Trinity Health
Series 2019 (Mandatory Put 02/01/25)
12/01/2044	5.000%	1,605,000	1,643,670
Michigan Strategic Fund(d)
Revenue Bonds
Consumers Energy Co. Project
Series 2021 (Mandatory Put 10/08/26)
04/01/2035	0.875%	1,335,000	1,173,382
Green Bonds
Series 2021 (Mandatory Put 10/01/26)
10/01/2061	4.000%	2,000,000	1,987,587
Total			8,620,231

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 0.9%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2023	3.000%	200,000	199,993
08/01/2024	3.000%	100,000	98,754
08/01/2025	3.000%	200,000	194,925
08/01/2026	3.000%	250,000	240,339
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2021C (GNMA)
01/01/2024	0.600%	370,000	364,905
Revenue Bonds
Series 2020A (GNMA)
07/01/2024	1.450%	115,000	112,430
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	336,835
Series 2020H
01/01/2024	0.650%	175,000	172,625
07/01/2024	0.700%	190,000	184,488
01/01/2025	0.800%	340,000	325,421
07/01/2025	0.850%	360,000	339,728
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2022
12/01/2023	2.625%	1,700,000	1,687,650
Total			4,258,093
Mississippi 0.6%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	957,974
Mississippi Business Finance Corp.(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 06/03/24)
03/01/2027	2.200%	1,250,000	1,230,843
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2024	5.000%	750,000	763,324
Total			2,952,141
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.0%
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	3,810,000	4,020,579
Missouri Development Finance Board
Refunding Revenue Bonds
Crackerneck Creek Project
Series 2021
03/01/2026	5.000%	300,000	304,363
Total			4,324,942
Nebraska 0.8%
Central Plains Energy Project
Refunding Revenue Bonds
Project #3
Series 2017A
09/01/2026	5.000%	680,000	695,204
Revenue Bonds
Project No. 4
Series 2018 (Mandatory Put 01/01/24)
03/01/2050	5.000%	1,000,000	1,003,246
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,164,670
Total			3,863,120
New Hampshire 0.8%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2025	4.000%	290,000	287,206
01/01/2026	4.000%	265,000	260,449
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/24)
Muni Swap Index Yield + 0.375% 10/01/2033	4.355%	2,000,000	1,963,443
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	982,842
Total			3,493,940

8	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 6.7%
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,486,833
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/2026	4.250%	2,355,000	2,371,814
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,133,048
Hospital Asset Transformation Project
Series 2017
10/01/2026	5.000%	650,000	681,587
RWJ Barnabas Health Obligated Group
Series 2019 (Mandatory Put 07/01/25)
07/01/2042	5.000%	3,370,000	3,462,509
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2015-1A
12/01/2027	4.000%	1,540,000	1,529,922
Series 2017-1A
12/01/2024	5.000%	3,750,000	3,797,510
Series 2023B
12/01/2028	5.000%	4,000,000	4,225,400
Senior Revenue Bonds
Series 2022B
12/01/2024	5.000%	885,000	897,360
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,000,000	2,814,916
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Series 2021A
06/15/2026	5.000%	250,000	261,337
Series 2022AA
06/15/2027	5.000%	3,185,000	3,390,194
Transportation System
Series 2018A
12/15/2023	5.000%	250,000	251,314
Revenue Bonds
Transportation System
Series 2010D
12/15/2023	5.000%	2,375,000	2,387,483
Total			30,691,227
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.4%
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	1,943,042
New York 12.7%
City of New York
Unlimited General Obligation Refunding Bonds
Series 2023C
08/01/2027	5.000%	7,000,000	7,551,350
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021B
07/01/2027	4.000%	1,870,000	1,785,648
Long Island Power Authority(c)
Refunding Revenue Bonds
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	4.393%	575,000	574,976
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
0.7 x SOFR + 0.550% 11/01/2032	4.101%	500,000	500,250
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Subordinated Series 2019A (Mandatory Put 11/15/24)
11/15/2048	5.000%	1,000,000	1,009,764
New York City Transitional Finance Authority
Revenue Bonds
Subordinated Series 2018A-2
11/01/2027	5.000%	3,235,000	3,522,496
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	810,915
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	2,035,000	1,958,162
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016
07/01/2030	5.000%	1,255,000	1,263,769

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2026	5.000%	2,500,000	2,591,716
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,302,278
Series 2021-223
07/15/2026	5.000%	4,130,000	4,301,705
Series 2021-226
10/15/2028	5.000%	1,750,000	1,885,177
Revenue Bonds
Consolidated One Hundred Eighty Four
Series 2014-25A
09/01/2028	5.000%	1,275,000	1,287,897
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2019-221
04/01/2024	1.800%	2,000,000	1,970,816
Social Bonds
Series 2021-235
04/01/2026	1.050%	1,275,000	1,186,563
10/01/2026	1.150%	1,335,000	1,232,846
04/01/2027	1.300%	2,705,000	2,500,065
Revenue Bonds
Social Bonds
Series 2021-240
10/01/2024	0.850%	1,970,000	1,892,978
04/01/2025	0.950%	2,485,000	2,346,378
10/01/2025	1.050%	1,000,000	931,661
04/01/2026	1.200%	1,220,000	1,124,512
Triborough Bridge & Tunnel Authority(c)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	3.931%	1,960,000	1,949,354
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2028	5.000%	5,000,000	5,580,290
Village of Endicott
Limited General Obligation Notes
BAN Series 2022
08/24/2023	3.750%	3,000,000	2,999,545
Total			58,061,111
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.5%
City of Charlotte Airport(d)
Refunding Revenue Bonds
Series 2021B
07/01/2025	5.000%	1,345,000	1,374,657
North Carolina Eastern Municipal Power Agency(i)
Revenue Bonds
Series 1993 (FGIC)
01/01/2025	3.100%	600,000	584,044
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2028	1.050%	1,580,000	1,396,528
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,528,700
Series 2018
01/01/2025	5.000%	1,110,000	1,131,238
North Carolina Turnpike Authority(f)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	684,525
Total			6,699,692
North Dakota 1.0%
North Dakota Housing Finance Agency(d)
Refunding Revenue Bonds
Social Bonds
Series 2021C
01/01/2024	0.700%	1,800,000	1,778,188
07/01/2024	0.800%	1,685,000	1,642,169
01/01/2025	0.950%	975,000	938,678
Total			4,359,035
Ohio 1.8%
City of Columbus
Unlimited General Obligation Bonds
Series 2023A
08/15/2024	5.000%	725,000	738,214
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,477,207

10	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2022
02/15/2026	5.000%	1,250,000	1,309,582
02/15/2027	5.000%	1,000,000	1,070,516
State of Ohio
Unlimited General Obligation Refunding Bonds
Series 2022A
06/15/2028	5.000%	2,250,000	2,479,044
Total			8,074,563
Oklahoma 1.8%
Oklahoma County Independent School District No. 89 Oklahoma City
Unlimited General Obligation Bonds
Series 2023A
07/01/2027	3.000%	6,000,000	5,970,170
Tulsa Airports Improvement Trust(d)
Prerefunded 06/01/24 Revenue Bonds
Series 2015A (BAM)
06/01/2035	5.000%	1,000,000	1,010,206
06/01/2045	5.000%	1,280,000	1,293,064
Total			8,273,440
Oregon 0.1%
State of Oregon Housing & Community Services Department(h)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	500,000	492,541
Pennsylvania 3.3%
Allegheny County Airport Authority(d)
Revenue Bonds
Series 2021A
01/01/2027	5.000%	1,155,000	1,200,669
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,503,069
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2023	5.000%	320,000	320,713
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,364,975
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Social Bonds
Series 2021-134B
10/01/2025	5.000%	800,000	818,139
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,378,634
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,313,562
10/01/2026	1.500%	1,500,000	1,396,491
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2026	5.000%	275,000	292,165
Redevelopment Authority of the City of Philadelphia(d)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,059,769
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2023	5.000%	450,000	450,457
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,078,202
Total			15,176,845
Puerto Rico 0.6%
Commonwealth of Puerto Rico(g)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2025	5.375%	2,500,000	2,557,080
Rhode Island 1.6%
Rhode Island Health and Educational Building Corp.
Refunding Revenue Bonds
Providence Public Buildings Authority
Series 2015 (AGM)
05/15/2024	4.000%	2,385,000	2,394,434
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,198,896
10/01/2026	2.650%	1,575,000	1,526,630

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Student Loan Authority(d)
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	652,283
12/01/2024	5.000%	875,000	887,789
12/01/2035	2.875%	630,000	613,668
Total			7,273,700
South Carolina 1.4%
Patriots Energy Group Financing Agency(c)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	4.347%	1,000,000	999,079
South Carolina Jobs-Economic Development Authority(d)
Revenue Bonds
International Paper Co. Project
Series 2023 (Mandatory Put 04/01/26)
04/01/2033	4.000%	850,000	851,028
South Carolina Ports Authority(d)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	3,000,000	3,087,135
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	980,000	970,479
07/01/2024	1.550%	510,000	499,725
Total			6,407,446
Texas 3.6%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2024	5.000%	550,000	561,781
12/15/2026	5.000%	625,000	660,852
Central Texas Regional Mobility Authority
Revenue Bonds
Subordinated Series 2021C
01/01/2027	5.000%	2,000,000	2,074,719
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2031	5.000%	3,250,000	3,577,177
County of Collin
Limited General Obligation Bonds
Series 2023
02/15/2028	5.000%	1,000,000	1,090,837
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Harris Toll Road
Refunding Revenue Bonds
Series 2023A
08/15/2028	5.000%	500,000	549,656
Denton Independent School District(j)
Unlimited General Obligation Bonds
Series 2023
08/15/2029	5.000%	1,750,000	1,964,815
Harris County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	4.550%	2,000,000	2,003,084
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2028	5.000%	1,750,000	1,913,643
Port Beaumont Navigation District(d),(e)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	639,067
Spring Branch Independent School District
Unlimited General Obligation Bonds
Series 2022
02/01/2025	5.000%	1,000,000	1,027,191
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2028	5.000%	500,000	511,588
Total			16,574,410
Utah 0.2%
Intermountain Power Agency(j)
Revenue Bonds
Series 2023A
07/01/2029	5.000%	750,000	839,439
Vermont 0.8%
Vermont Student Assistance Corp.(d)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2025	5.000%	1,010,000	1,027,274
06/15/2026	5.000%	1,375,000	1,418,324
Series 2022A
06/15/2028	5.000%	985,000	1,024,994
Total			3,470,592

12	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 0.8%
Amelia County Industrial Development Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,583,666
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Project
Series 2018
10/01/2023	5.000%	575,000	575,137
Henrico County Economic Development Authority(i)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	3.692%	900,000	900,000
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2021
12/01/2024	3.000%	220,000	215,222
12/01/2025	3.000%	230,000	221,209
12/01/2026	3.000%	235,000	222,113
Total			3,717,347
Washington 0.8%
Chelan County Public Utility District No. 1(d)
Refunding Revenue Bonds
Series 2020C
07/01/2025	5.000%	1,170,000	1,203,649
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(d)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	849,245
Port of Seattle(d)
Revenue Bonds
Series 2018A
05/01/2028	5.000%	1,715,000	1,795,854
Total			3,848,748
West Virginia 0.2%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co. Amos Project
Series 2019 (Mandatory Put 04/01/24)
03/01/2040	2.550%	1,000,000	986,351
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 3.0%
City of Milwaukee
Unlimited General Obligation Refunding Bonds
Promissory Notes
Series 2020N-4
04/01/2024	5.000%	1,500,000	1,510,173
Public Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	5,350,000	4,995,169
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2026	5.000%	1,230,000	1,297,719
Wisconsin Department of Transportation
Refunding Revenue Bonds
Series 2017-1
07/01/2028	5.000%	1,185,000	1,266,111
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	3,531,356
Revenue Bonds
Aspirus, Inc. Obligation Group
Series 2017
08/15/2023	5.000%	205,000	205,116
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Social Bonds
Series 2021C (GNMA)
03/01/2025	0.700%	425,000	404,809
03/01/2028	1.400%	700,000	627,857
Total			13,838,310
Total Municipal Bonds (Cost $415,945,813)			403,925,356

Municipal Short Term 3.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Indiana 0.5%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2012 (Mandatory Put 09/01/23)
11/30/2037	4.050%	2,250,000	2,249,595

Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 2.2%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2023
07/26/2024	3.940%	2,500,000	2,513,354
Merrimack Valley Regional Transit Authority
Revenue Notes
RAN Series 2023
06/21/2024	3.860%	3,000,000	3,016,027
Metrowest Regional Transit Authority
Revenue Notes
Series 2022
09/15/2023	3.790%	3,000,000	2,999,406
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2023
07/12/2024	3.820%	1,500,000	1,512,649
Total			10,041,436
Pennsylvania 0.4%
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2022 (Mandatory Put 01/16/24)
03/31/2049	4.200%	2,100,000	2,098,666
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Texas 0.2%
City of Dallas
Limited General Obligation Refunding Bonds
Series 2023A
02/15/2024	3.280%	825,000	832,543
Total Municipal Short Term (Cost $15,233,783)			15,222,240

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.579%(k)	90,206	90,197
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.537%(k)	922,971	922,971
Total Money Market Funds (Cost $1,013,168)		1,013,168
Total Investments in Securities (Cost $465,667,764)		453,635,764
Other Assets & Liabilities, Net		2,654,191
Net Assets		$456,289,955

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2023.
(c)	Variable rate security. The interest rate shown was the current rate as of July 31, 2023.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $5,048,012, which represents 1.11% of total net assets.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2023, the total value of these securities amounted to $4,979,992, which represents 1.09% of total net assets.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2023.
(i)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
14	Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2023 (Unaudited)
Abbreviation Legend  (continued)
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Duration Municipal Bond Fund | First Quarter Report 2023	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT223_04_N01_(09/23)